As filed with the Securities and Exchange Commission on January 5, 2007

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 67	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 67	☒

(Check appropriate box or boxes)

iShares® Trust

(Exact Name of Registrant as Specified in Charter)

c/o Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	45 FREMONT STREET
NEW YORK, N.Y. 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (b)

☐	On (date) pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

iSHARES® LEHMAN SERIES

Prospectus – January 5, 2007

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

iShares™

iShares®

iShares Trust

iShares Trust (the “Trust”) currently consists of over 100 separate investment portfolios, each, a “Fund” and collectively, “Funds.” Each Fund described in this Prospectus seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular bond market index compiled by Lehman Brothers (“Lehman” or the “Index Provider”). This Prospectus relates to the following Funds:

iShares Lehman Short Treasury Bond Fund

iShares Lehman 3-7 Year Treasury Bond Fund

iShares Lehman 10-20 Year Treasury Bond Fund

iShares Lehman 1-3 Year Credit Bond Fund

iShares Lehman Intermediate Credit Bond Fund

iShares Lehman Credit Bond Fund

iShares Lehman Intermediate Government/Credit Bond Fund

iShares Lehman Government/Credit Bond Fund

iShares Lehman MBS Fixed-Rate Bond Fund

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to each Fund.

The Trust is a registered investment company. The shares of each Fund are listed and traded at market prices on national securities exchanges, such as the American Stock Exchange (“AMEX”) or the New York Stock Exchange (“NYSE”). Market prices for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated January 5, 2007

®iShares is a registered trademark of Barclays Global Investors, N.A.

Lehman Brothers, Lehman Brothers Short U.S. Treasury Index, Lehman Brothers 3-7 Year U.S. Treasury Index, Lehman Brothers 10-20 Year U.S. Treasury Index, Lehman Brothers 1-3 Year U.S. Credit Index, Lehman Brothers Intermediate U.S. Credit Index, Lehman Brothers U.S. Credit Index, Lehman Brothers Intermediate U.S. Government/Credit Index, Lehman Brothers U.S. Government/Credit Index and Lehman Brothers MBS Fixed-Rate Index are trademarks of Lehman Brothers and have been licensed for use for certain purposes by Barclays Global Investors, N.A. (“BGI”). The Funds that are based on the Lehman Brothers indices are not sponsored or endorsed by Lehman Brothers, and neither Lehman Brothers nor any of its affiliates makes any representations regarding the advisability of investing in shares of the Trust.

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Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in the Funds. It contains important facts about the Trust as a whole and each Fund in particular.

An index is a group of securities that the developer of an index, such as the Index Provider, selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its “Underlying Index”) developed by Lehman, a leading global financial firm that serves the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide.

BGFA, the investment adviser to each Fund, is a subsidiary of BGI. BGFA and its affiliates are not affiliated with the Index Provider.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of the iShares Lehman Bond Funds section provides important information about each Fund, including a brief description of each Fund’s Underlying Index and principal risks specific to that Fund.

Investment Objective of the Funds

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index. Each Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies of the Funds

BGFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Unlike many investment companies, the Funds do not try to “beat” the indices they track and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate some of the risks of active management, such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each of the iShares Lehman Short Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund and iShares Lehman 10-20 Year Treasury Bond Fund (the “Treasury Funds”) generally will invest at least 90% of its assets in the bonds of its Underlying Index and at least 95% of its assets in U.S. government bonds. Each Treasury Fund also may invest up to 10% of its assets in U.S. government bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Treasury Fund may invest in bonds not included in its Underlying Index in order to reflect changes in its Underlying Index (such as reconstitutions, additions and deletions). Each Treasury Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA.

Each of the iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund and iShares Lehman Credit Bond Fund (the “Credit Bond Funds”) and iShares Lehman Intermediate Government/Credit Bond Fund and iShares Lehman Government/Credit Bond Fund (the “Government/ Credit Bond Funds”) will invest at least 90% of its assets in the securities of its Underlying Index. Each

iShares Overview

Credit Bond Fund and Government/Credit Bond Fund may invest the remainder of its assets in securities not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Fund may invest in bonds not included in its Underlying Index in order to reflect changes in its Underlying Index (such as reconstitutions, additions and deletions). Each Fund also may invest its other assets in futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BGFA.

The iShares Lehman MBS Fixed-Rate Bond Fund will seek to track the performance of its Underlying Index by investing at least 90% of its assets in the securities of its Underlying Index and in investments that provide substantially similar exposure to securities in the Underlying Index. The Fund may invest the remainder of its assets in bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index, as well as in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BGFA. As of October 31, 2006, approximately 100% of the bonds represented in the Underlying Index are U.S. agency mortgage pass-through securities. U.S. agency mortgage pass-through securities are securities issued by entities such as the Government National Mortgage Association (“GNMA”) and the Federal National Mortgage Association (“FNMA”) that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in highly liquid, short-term instruments, including shares of money market funds affiliated with BGFA.

BGFA uses a representative sampling indexing strategy to manage the Funds. The Description of the iShares Lehman Bond Funds section describes the indexing strategy of each Fund.

Representative Sampling

“Representative sampling” is investing in a representative sample of bonds in the relevant Underlying Index, which has a similar investment profile as the relevant Underlying Index. Bonds selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use representative sampling may or may not hold all of the bonds that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, asset valuations, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund’s performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A correlation percentage of 100% would indicate perfect correlation. The difference between 100% correlation and a Fund’s actual correlation with the Underlying Index is called “tracking error”. A Fund using a representative sampling indexing strategy can be expected to have a greater tracking error than a Fund using a replication indexing strategy. “Replication” is an indexing strategy in which a Fund invests in substantially all of the securities in its Underlying Index in approximately the same proportions as in the Underlying Index.

Industry Concentration Policy

A Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries, except that a Fund will concentrate its investments to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements

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collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risk Factors Common to All Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of that Fund in the Description of the iShares Lehman Bond Funds section. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

Asset Class Risk

The returns from the types of bonds in which a Fund invests may under-perform returns from the various general bond markets or different asset classes. The bonds in the Underlying Indices may under-perform equity investments and fixed-income investments that track other markets, segments or sectors. Different types of bonds tend to go through cycles of out-performance and under-performance in comparison to the general securities markets.

Call Risk

During periods of falling interest rates, an issuer of a callable bond may “call” or repay a security before its stated maturity, which may result in a Fund having to reinvest the proceeds at lower interest rates, resulting in a decline in a Fund’s income.

Concentration Risk

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those bonds and may be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Credit Risk

Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations.

There is the chance that any of the Fund’s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing a Fund’s income level and share price. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. However, securities issued by U.S. government agencies (such as U.S. agency mortgage pass-through securities) are not necessarily backed by the full faith and credit of the U.S. government.

Interest Rate Risk

As interest rates rise, the value of fixed income securities held by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. To the extent a Fund invests a substantial portion of its assets in fixed income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

iShares Principal Risk Factors Common to All Funds

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk

Each Fund does not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. Therefore, each Fund is subject to management risk. This is the risk that BGFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Risk

Each Fund’s NAV will react to securities market movements. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

Market Trading Risks

Absence of Prior Active Market

Although shares of the Funds described in this Prospectus are listed for trading on national securities exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Lack of Market Liquidity

Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.

Shares of the Funds May Trade at Prices Other Than NAV

Shares of the Funds may trade at, above or below their NAV. The per share NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The trading prices of a Fund’s shares will fluctuate in accordance with changes in their NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund’s shares should not be sustained. While the creation/redemption feature is designed to make it likely that a Fund’s shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

Non-Diversification Risk

Each Fund is classified as “non-diversified”. A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

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Passive Investments Risk

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. bond market segments relating to its Underlying Index. Each Fund invests in the bonds included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Tracking Error Risk

Imperfect correlation between a Fund’s securities and those in its Underlying Index, rounding of prices, changes to the Underlying Indices and regulatory policies may cause a Fund’s performance to diverge from the performance of its Underlying Index. This is called “tracking error.” Tracking error may also result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ combined Statement of Additional Information (“SAI”). The top holdings of each Fund can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund’s top holdings and may be requested by calling 1-800-iShares.

iShares Principal Risk Factors Common to All Funds

Description of the iShares Lehman Bond Funds

iShares Lehman Short Treasury Bond Fund

Cusip: 464288679

Trading Symbol: SHV

Underlying Index: Lehman Brothers Short U.S. Treasury Index

Investment Objective

The iShares Lehman Short Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the Lehman Brothers Short U.S. Treasury Index (the “Underlying Index”). The Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Principal Investment Strategy

The Underlying Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between 1 and 12 months. As of October 31, 2006, there were 43 issues included in the Underlying Index. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

The Underlying Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 1 and 12 months and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S dollars and must be fixed rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as flower bonds, targeted investor notes (“TINs”), and state and local government series bonds (“SLGs”), and coupon issues that have been stripped from assets that are already included in the Underlying Index. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

Principal Risks Specific to the Fund

Since the Fund generally will invest at least 95% of its assets in U.S. government bonds, the risks associated with investing in bonds generally will affect the Fund and the value of its assets. In addition to the risks listed in the section Principal Risk Factors Common to All Funds, the Fund is subject to the risks listed below.

■	Prices of bonds, even those issued by the U.S. government, may fall because of a rise in interest rates and other economic considerations.

■	Prices of bonds may fall in response to economic trends or events. Short-term bonds are generally less sensitive to such changes than long-term bonds.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

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Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.15%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years
$15	$48

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The expected value of a Creation Unit as of December 1, 2006 was $10,000,000 . An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units also will pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $10,000,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $16,363 if the Creation Unit is redeemed after one year and $49,360 if the Creation Unit is redeemed after three years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares Lehman Short Treasury Bond Fund

iShares Lehman 3-7 Year Treasury Bond Fund

Cusip: 464288661

Trading Symbol: IEI

Underlying Index: Lehman Brothers 3-7 Year U.S. Treasury Index

Investment Objective

The iShares Lehman 3-7 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the intermediate-term sector of the United States Treasury market as defined by the Lehman Brothers 3-7 Year U.S. Treasury Index (the “Underlying Index”). The Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Principal Investment Strategy

The Underlying Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 3 years and less than 7 years. As of October 31, 2006, there were 37 issues included in the Underlying Index. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

The Underlying Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 3 years and less than 7 years and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as flower bonds, TINs, and SLGs, and coupon issues that have been stripped from assets that are already included in the Underlying Index. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

Principal Risks Specific to the Fund

Since the Fund generally will invest at least 95% of its assets in U.S. government bonds, the risks associated with investing in bonds generally will affect the Fund and the value of its assets. In addition to the risks listed in the section Principal Risk Factors Common to All Funds, the Fund is subject to the risks listed below.

■	Prices of bonds, even those issued by the U.S. government, may fall because of a rise in interest rates and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends. The longer a bond’s maturity, the greater the risk that its value may fall in response to economic events or trends.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.15%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years
$15	$48

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The expected value of a Creation Unit as of December 1, 2006 was $10,000,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units also will pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $10,000,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $16,363 if the Creation Unit is redeemed after one year and $49,360 if the Creation Unit is redeemed after three years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares Lehman 3-7 Year Treasury Bond Fund

iShares Lehman 10-20 Year Treasury Bond Fund

Cusip: 464288653

Trading Symbol: TLH

Underlying Index: Lehman Brothers 10-20 Year U.S. Treasury Index

Investment Objective

The iShares Lehman 10-20 Year Treasury Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the long-term sector of the United States Treasury market as defined by the Lehman Brothers 10-20 Year U.S. Treasury Index (the “Underlying Index”). The Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Principal Investment Strategy

The Underlying Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 10 years and less than 20 years. As of October 31, 2006, there were 23 issues included in the Underlying Index. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

The Underlying Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 10 years and less than 20 years and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as flower bonds, TINs, and SLGs, and coupon issues that have been stripped from assets that are already included in the Underlying Index. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

Principal Risks Specific to the Fund

Since the Fund generally will invest at least 95% of its assets in U.S. government bonds, the risks associated with investing in bonds generally will affect the Fund and the value of its assets. In addition to the risks listed in the section Principal Risk Factors Common to All Funds, the Fund is subject to the risks listed below.

■	Prices of bonds, even those issued by the U.S. government, may fall because of a rise in interest rates and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends. The longer a bond’s maturity, the greater the risk that its value may fall in response to economic events or trends.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.15%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.15%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years
$15	$48

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The expected value of a Creation Unit as of December 1, 2006 was $10,000,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units also will pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $10,000,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $16,363 if the Creation Unit is redeemed after one year and $49,360 if the Creation Unit is redeemed after three years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares Lehman 10-20 Year Treasury Bond Fund

iShares Lehman 1-3 Year Credit Bond Fund

Cusip: 464288646

Trading Symbol: CSJ

Underlying Index: Lehman Brothers 1-3 Year U.S. Credit Index

Investment Objective

The iShares Lehman 1-3 Year Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market as defined by the Lehman Brothers 1-3 Year U.S. Credit Index (the “Underlying Index”). The Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Principal Investment Strategy

The Underlying Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to 1 year and less than 3 years. As of October 31, 2006, there were 580 issues included in the Underlying Index. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

The Underlying Index includes investment grade U.S. credit securities that have a remaining maturity of greater than or equal to 1 year and less than 3 years and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

Principal Risks Specific to the Fund

In addition to the risks listed in the section Principal Risk Factors Common to All Funds, the Fund is subject to the risks listed below.

■	Prices of bonds may fall because of a rise in interest rates, issuer quality considerations and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends or in response to events specific to a single issuer, such as a downgrade in the issuer’s credit rating or business prospects. The longer a bond’s maturity, the greater the risk that its value may fall in response to economic events or trends.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

[LOGO]

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.20%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years
$20	$64

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The expected value of a Creation Unit as of December 1, 2006 was $10,000,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units also will pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $10,000,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $21,479 if the Creation Unit is redeemed after one year and $65,433 if the Creation Unit is redeemed after three years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares Lehman Brothers 1-3 Year U.S. Credit Bond Fund

iShares Lehman Intermediate Credit Bond Fund

Cusip: 464288638

Trading Symbol: CIU

Underlying Index: Lehman Brothers Intermediate U.S. Credit Index

Investment Objective

The iShares Lehman Intermediate Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market as defined by the Lehman Brothers Intermediate U.S. Credit Index (the “Underlying Index”). The Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Principal Investment Strategy

The Underlying Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to 1 year and less than 10 years. As of October 31, 2006, there were 2,207 issues included in the Underlying Index. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

The Underlying Index includes investment grade U.S. credit securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

Principal Risks Specific to the Fund

In addition to the risks listed in the section Principal Risk Factors Common to All Funds, the Fund is subject to the risks listed below.

■	Prices of bonds may fall because of a rise in interest rates, issuer quality considerations and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends or in response to events specific to a single issuer, such as a downgrade in the issuer’s credit rating or business prospects. The longer a bond’s maturity, the greater the risk that its value may fall in response to economic events or trends.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

[LOGO]

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.20%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years
$20	$64

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The expected value of a Creation Unit as of December 1, 2006 was $10,000,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units also will pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $10,000,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $21,479 if the Creation Unit is redeemed after one year and $65,433 if the Creation Unit is redeemed after three years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares Lehman Intermediate Credit Bond Fund

iShares Lehman Credit Bond Fund

Cusip: 464288620

Trading Symbol: CFT

Underlying Index: Lehman Brothers U.S. Credit Index

Investment Objective

The iShares Lehman Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market as defined by the Lehman Brothers U.S. Credit Index (the “Underlying Index”). The Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Principal Investment Strategy

The Underlying Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to 1 year. As of October 31, 2006, there were 3,040 issues included in the Underlying Index. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

The Underlying Index includes investment grade U.S. credit securities that have a remaining maturity of greater than or equal to 1 year and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

Principal Risks Specific to the Fund

In addition to the risks listed in the section Principal Risk Factors Common to All Funds, the Fund is subject to the risks listed below.

■	Prices of bonds may fall because of a rise in interest rates, issuer quality considerations and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends or in response to events specific to a single issuer, such as a downgrade in the issuer’s credit rating or business prospects. The longer a bond’s maturity, the greater the risk that its value may fall in response to economic events or trends.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

[LOGO]

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.20%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years
$20	$64

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The expected value of a Creation Unit as of December 1, 2006 was $10,000,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units also will pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $10,000,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $21,479 if the Creation Unit is redeemed after one year and $65,433 if the Creation Unit is redeemed after three years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares Lehman Credit Bond Fund

iShares Lehman Intermediate Government/Credit Bond Fund

Cusip: 464288612

Trading Symbol: GVI

Underlying Index: Lehman Brothers Intermediate U.S. Government/Credit Index

Investment Objective

The iShares Lehman Intermediate Government/Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade credit sector of the United States bond market and the total United States Treasury market as defined by the Lehman Brothers Intermediate U.S. Government/Credit Index (the “Underlying Index”). The Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Principal Investment Strategy

The Underlying Index measures the performance of U.S. dollar denominated U.S. Treasuries, government-related (i.e., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years. As of October 31, 2006 there were 3,049 issues included in the Underlying Index. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

The Underlying Index includes U.S. government and investment grade U.S. credit securities that have greater than or equal to 1 year and less than 10 years remaining to maturity and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Underlying Index are certain special issues, such as flower bonds, TINs, and SLGs, and coupon issues that have been stripped from assets that are already included in the Underlying Index. Also excluded from the Underlying Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

Principal Risks Specific to the Fund

In addition to the risks listed in the section Principal Risk Factors Common to All Funds, the Fund is subject to the risks listed below.

■	Prices of bonds may fall because of a rise in interest rates, issuer quality considerations and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends or in response to events specific to a single issuer, such as a downgrade in the issuer’s credit rating or business prospects. The longer a bond’s maturity, the greater the risk that its value may fall in response to economic events or trends.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.20%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years
$20	$64

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The expected value of a Creation Unit as of December 1, 2006 was $10,000,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units also will pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $10,000,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $21,479 if the Creation Unit is redeemed after one year and $65,433 if the Creation Unit is redeemed after three years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares Lehman Intermediate Government/Credit Bond Fund

iShares Lehman Government/Credit Bond Fund

Cusip: 464288596

Trading Symbol: GBF

Underlying Index: Lehman Brothers U.S. Government/Credit Index

Investment Objective

The iShares Lehman Government/Credit Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the U.S. government and investment grade U.S corporate securities of the U.S. bond market as defined by the Lehman Brothers U.S. Government/Credit Index (the “Underlying Index”). The Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Principal Investment Strategy

The Underlying Index measures the performance of U.S. dollar denominated U.S. Treasuries, government-related (i.e., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. As of October 31, 2006 there were 4,001 issues included in the Underlying Index. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

The Underlying Index includes U.S. government and investment grade U.S. credit securities that have greater than or equal to 1 year remaining to maturity and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the index are certain special issues, such as flower bonds, TINs, and SLGs, and coupon issues that have been stripped from assets that are already included in the index. Also excluded from the index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Underlying Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.

Principal Risks Specific to the Fund

In addition to the risks listed in the section Principal Risk Factors Common to All Funds, the Fund is subject to the risks listed below.

■	Prices of bonds may fall because of a rise in interest rates, issuer quality considerations and other economic considerations.

■	Prices of bonds may fall in response to economic events or trends or in response to events specific to a single issuer, such as a downgrade in the issuer’s credit rating or business prospects. The longer a bond’s maturity, the greater the risk that its value may fall in response to economic events or trends.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.20%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years
$20	$64

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The expected value of a Creation Unit as of December 1, 2006 was $10,000,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units also will pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $10,000,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $21,479 if the Creation Unit is redeemed after one year and $65,433 if the Creation Unit is redeemed after three years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares Lehman Government/Credit Bond Fund

iShares Lehman MBS Fixed-Rate Bond Fund

Cusip: 464288588

Trading Symbol: MBB

Underlying Index: Lehman Brothers MBS Fixed-Rate Index

Investment Objective

The iShares Lehman MBS Fixed-Rate Bond Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the investment grade agency mortgage-backed securities sector of the United States as defined by the Lehman Brothers U.S. MBS Fixed-Rate Index (the “Underlying Index”). The Fund’s investment objective and its Underlying Index may be changed without shareholder approval.

Principal Investment Strategy

The Underlying Index measures the performance of investment grade fixed rate mortgage-backed pass-through securities of GNMA, FNMA, and Freddie Mac (“FHLMC”). As of October 31, 2006, there were 394 issues included in the Underlying Index. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

The Underlying Index includes securities issued by GNMA, FHLMC, and FNMA that have 30-, 20-, 15-year and balloon securities that have a remaining maturity of at least 1 year, are investment grade, and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. The Underlying Index is market capitalization weighted, and the securities in the Underlying Index are updated on the last calendar day of each month.

Principal Risks Specific to the Fund

In addition to the risks listed in the section Principal Risk Factors Common to All Funds, the Fund is subject to the risks listed below.

■	Prices of bonds may fall because of a rise in interest rates and other economic considerations.

■	A large portion of the Fund may be invested in mortgage-backed securities issued by FNMA, GNMA or FHLMC. While securities issued by GNMA are backed by the full faith and credit of the U.S. government, securities issued by FNMA and FHLMC are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obliged to do so.

■	Mortgage backed securities are subject to prepayment risk which is the risk that during periods of falling interest rates, an issuer of mortgages and other securities may be able to repay principal prior to the security’s maturity causing the Fund to have to reinvest in securities with a lower yield, resulting in a decline to the Fund’s income.

■	Mortgage backed securities are subject to extension risk which is the risk that when interest rates rise, certain mortgage-backed securities will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline to the Fund’s income.

■	Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

iShares Lehman MBS Fixed-Rate Bond Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.25%

*	Expressed as a percentage of average net assets.

**	The Trust’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

1 Year	3 Years
$26	$80

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The expected value of a Creation Unit as of December 1, 2006 was $10,000,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units also will pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $10,000,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $26,592 if the Creation Unit is redeemed after one year and $81,482 if the Creation Unit is redeemed after three years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

Management

Investment Adviser

As investment adviser, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of each Fund’s assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA’s extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses.

BGFA is entitled to receive management fees from each Fund based on a percentage of each Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
iShares Lehman Short Treasury Bond Fund	0.15%
iShares Lehman 3-7 Year Treasury Bond Fund	0.15%
iShares Lehman 10-20 Year Treasury Bond Fund	0.15%
iShares Lehman 1-3 Year Credit Bond Fund	0.20%
iShares Lehman Intermediate Credit Bond Fund	0.20%
iShares Lehman Credit Bond Fund	0.20%
iShares Lehman Intermediate Government/Credit Bond Fund	0.20%
iShares Lehman Government/Credit Bond Fund	0.20%
iShares Lehman MBS Fixed-Rate Bond Fund	0.25%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of September 30, 2006, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.6 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

A discussion regarding the basis for the Trust’s Board of Trustees’ approval of the investment advisory agreement with BGFA will be available in the Funds’ annual report for the period ending February 28, 2007.

Portfolio Managers

Chris Mosellen and Lee Sterne (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund and iShares Lehman Credit Bond Fund.

Chris Mosellen has been employed by BGFA and BGI as a Portfolio Manager since 2003. Prior to becoming a Portfolio Manager, Mr. Mosellen was employed by Standish Mellon Asset Management as an associate portfolio manager for core bond portfolios from 2000 to 2003.

Lee Sterne has been employed by BGFA and BGI as a Portfolio Manager since 1996.

Joseph Kippels and Lee Sterne are primarily responsible for the day-to-day management of the iShares Lehman Short Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund and iShares Lehman MBS Fixed-Rate Bond Fund.

iShares Introduction

Joseph Kippels has been employed by BGFA and BGI as a Portfolio Manager since 2005. Prior to joining BGFA and BGI, Mr. Kippels was employed by Mirant Americas Energy Marketing, LP as a trader and position manager from 2000 to 2003 and was a student at Duke University’s The Fuqua School of Business from 2003 to 2005.

Chris Mosellen, Joseph Kippels and Lee Sterne (collectively, the “Portfolio Managers’”) are primarily responsible for the day-to-day management of the iShares Lehman Intermediate Government/Credit Bond Fund and iShares Lehman Government Credit Bond Fund.

Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company (“Investors Bank”) is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell shares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website at www.iShares.com.

Buying and Selling Shares

Shares of the Funds trade on national securities exchanges and elsewhere during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. When buying or selling shares of the Funds through a broker, you will incur customary brokerage commissions and charges.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.

Shares of the Funds trade under the trading symbols listed for each Fund in the Description of the iShares Lehman Bond Funds section.

The Trust’s Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities. The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because shares of the Funds are listed and traded on national securities exchanges.

The Funds described in this Prospectus are listed on a national securities exchange, such as the NYSE or the AMEX. Each national securities exchange on which Fund shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other bonds that you hold in book entry or “street name” form.

Share Prices

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund is listed or by other information providers or market data vendors. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day as discussed below. The approximate value is generally determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates the NAV for each Fund generally once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time. The NAV of each Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. In calculating a Fund’s NAV, a Fund’s investments are

iShares Introduction

generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the “Securities Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, use of fair value pricing and certain current market valuations could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark Underlying Index.

Dividends and Distributions

Each Fund pays out dividends to investors at least monthly and may pay them on a more frequent basis. Each Fund distributes its net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions, and

■	You sell shares.

Taxes on Distributions

Distributions from a Fund’s net investment income, including income from securities lending, and out of a Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares. Distributions from the Funds do not qualify for the lower tax rates applicable to qualified dividend income. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, distributions with respect to the Fund’s taxable years before January 1, 2008, that qualify as “interest-related dividends” or as “short-term capital gain dividends” may not be subject to U.S. withholding tax.

In order for a distribution to qualify as an interest-related dividend or a short-term capital gain dividend, a Fund must designate it as such in a writing to shareholders; depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

Creations and Redemptions

The shares that trade in the secondary market are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 100,000 shares or multiples thereof. Each “creator” or “Authorized Participant” enters into an authorized participant agreement with SEI Investments Distribution Co. (“SEI”), the Funds’ distributor, which is subject to acceptance by the transfer agent, and then deposits into the applicable Fund a portfolio of bonds closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of bonds held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

The Funds intend to comply with the federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act. Further, an Authorized Participant that is not a “qualified institutional buyer”, as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and in each case,

iShares Introduction

must have executed an agreement with SEI with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in-kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge up to the maximum amount shown below under “Maximum Creation/Redemption Transaction Fee”. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring the securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring the securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of December 1, 2006, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee.

Name of Fund	Approximate Value of a Creation Unit*	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
iShares Lehman Short Treasury Bond Fund	$10,000,000	$500	$2,000
iShares Lehman 3-7 Year Treasury Bond Fund	$10,000,000	$500	$2,000
iShares Lehman 10-20 Year Treasury Bond Fund	$10,000,000	$500	$2,000
iShares Lehman 1-3 Year Credit Bond Fund	$10,000,000	$500	$2,000
iShares Lehman Intermediate Credit Bond Fund	$10,000,000	$500	$2,000
iShares Lehman Credit Bond Fund	$10,000,000	$500	$2,000
iShares Lehman Intermediate Government/Credit Bond Fund	$10,000,000	$500	$2,000
iShares Lehman Government/Credit Bond Fund	$10,000,000	$500	$2,000
iShares Lehman MBS Fixed-Rate Bond Fund	$10,000,000	$500	$2,000

`*	Expected value of a creation unit upon commencement of operations.

Householding

Householding is an option available to certain investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Distribution

SEI serves as the distributor of Creation Units for each Fund on an agency basis. SEI does not maintain a secondary market in shares of the Funds. SEI has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund. SEI’s principal address is One Freedom Valley Drive, Oaks, PA 19456.

iShares Introduction

Financial Highlights

Financial highlights for the Funds are not presented as the Funds have not commenced operations as of the date of this Prospectus.

Index Provider

Lehman Brothers is a leading global financial firm that serves the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Lehman Brothers is not affiliated with the Trust, BGFA or its affiliates or SEI.

BGI has entered into a license agreement with the Index Provider to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to the Trust at no charge.

iShares Introduction

Disclaimers

The iShares Lehman Bond Funds (the “Lehman Funds”) are not sponsored, endorsed or promoted by Lehman Brothers. Lehman Brothers makes no representation or warranty, express or implied, to the owners of the Lehman Funds or any member of the public regarding the advisability of owning or trading in the Lehman Funds. Lehman Brothers’ only relationship to the Trust, BGI or BGFA is the licensing of certain trademarks, service marks and trade names of the Lehman Brothers Indices, which are determined, composed and calculated by Lehman Brothers without regard to the Trust, BGI, BGFA or the owners of the Lehman Funds. Lehman Brothers has no obligation to take the needs of BGI, BGFA or the owners of the Lehman Funds into consideration in determining, composing or calculating the Lehman Brothers Indices. Lehman Brothers is not responsible for and has not participated in the determination or the timing of prices, or quantities of shares to be listed or in the determination or calculation of the equation by which shares are to be converted into cash. Lehman Brothers has no obligation or liability in connection with the administration of the Trust or the marketing or trading of shares. Lehman Brothers does not guarantee the accuracy and/or the completeness of the Lehman Brothers Indices or any data included therein. Lehman Brothers shall have no liability for any errors, omissions or interruptions therein. Lehman Brothers makes no warranty, express or implied, as to the results to be obtained by BGI and BGFA or owners of the shares of the Trust, or any other person or entity, from the use of the Lehman Brothers Indices or any data included therein. Lehman Brothers makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Lehman Brothers Indices or any data included therein. Without limiting any of the foregoing, in no event shall Lehman Brothers have any liability for any lost profits or special, punitive, direct, indirect, or consequential damages even if notified thereof. There are no third party beneficiaries of any agreements or arrangements between Lehman Brothers and BGI and BGFA.

Shares of the Trust are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the shares of the Funds or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track bond market performance. Each Underlying Index identified herein is determined, composed and calculated by Lehman Brothers without regard to any Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of the Funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The AMEX has no obligation or liability to owners of the shares of the Funds in connection with the administration, marketing or trading of the shares of the Funds.

The AMEX does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Shares of the Trust are not sponsored, endorsed or promoted by the NYSE. The NYSE makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Lehman Brothers without regard to any Fund. The NYSE is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The NYSE has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

The NYSE does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The NYSE makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The NYSE makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the NYSE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Funds, to the owners of the shares of any Fund, or to any other person or entity, from the use of any Underlying Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

iShares Introduction

Supplemental Information

I.    Premium/Discount Information

Premium/Discount information for the Funds are not presented as the Funds have not commenced operations as of the date of this Prospectus.

II.    Total Return Information

Total return information for the Funds are not presented as the Funds have not commenced operations as of the date of this Prospectus.

Copies of the Prospectus, SAI, and other information can be found on our website at www.iShares.com. For more detailed information about the Trust and shares of the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have questions about the Funds or you wish to obtain the SAI free of charge, please:

Call: (toll free)	1-800-iShares 1-800-474-2737 Monday through Friday 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesfunds@seic.com
Write:	iShares Trust c/o SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about the Funds and their shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No. 811-09729

BGI-F-058-01007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)

www.iShares.com

iShares™

BARCLAYS

iShares® Trust

Statement of Additional Information

Dated January 5, 2007

This combined Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Prospectus for the following Funds of iShares Trust (the “Trust”) as such Prospectus may be revised or supplemented from time to time:

iShares Lehman Short Treasury Bond Fund

iShares Lehman 3-7 Year Treasury Bond Fund

iShares Lehman 10-20 Year Treasury Bond Fund

iShares Lehman 1-3 Year Credit Bond Fund

iShares Lehman Intermediate Credit Bond Fund

iShares Lehman Credit Bond Fund

iShares Lehman Intermediate Government/Credit Bond Fund

iShares Lehman Government/Credit Bond Fund

iShares Lehman MBS Fixed-Rate Bond Fund

The current Prospectus for the iShares Lehman Bond Funds included in this SAI is dated January 5, 2007. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s distributor, SEI Investments Distribution Co. (“SEI” or the “Distributor”), at One Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares or visiting www.iShares.com. ®iShares is a registered trademark of Barclays Global Investors, N.A.

i

ii

General Description of the Trust and its Funds

The Trust currently consists of over 100 investment portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This SAI relates to the following funds (each, a “Fund” and collectively, the “Funds”):

•	iShares Lehman Short Treasury Bond Fund

•	iShares Lehman 3-7 Year Treasury Bond Fund

•	iShares Lehman 10-20 Year Treasury Bond Fund

•	iShares Lehman 1-3 Year Credit Bond Fund

•	iShares Lehman Intermediate Credit Bond Fund

•	iShares Lehman Credit Bond Fund

•	iShares Lehman Intermediate Government/Credit Bond Fund

•	iShares Lehman Government/Credit Bond Fund

•	iShares Lehman MBS Fixed-Rate Bond Fund

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, an “Underlying Index”) representing a segment of the U.S. bond market. Each Fund is managed by Barclays Global Fund Advisors (“BGFA”), a subsidiary of Barclays Global Investors, N.A. (“BGI”).

Each Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of fixed income securities included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). The shares described in the Prospectus and this SAI are listed and traded on national securities exchanges, such as the American Stock Exchange (“AMEX”) or the New York Stock Exchange (“NYSE”). Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares, generally 100,000 or multiples thereof.

The Trust reserves the right to offer a “cash” option for creations and redemptions of shares although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 105%, which BGFA may change from time to time, of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus in the Shareholder Information section. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of each Fund are listed for trading on the American Stock Exchange (“AMEX”) or the New York Stock Exchange (“NYSE”) (each, a “Listing Exchange”) and trade throughout the day on these Listing Exchanges and other secondary markets. In addition, certain Funds may be traded on certain foreign exchanges. There can be no assurance that the requirements of a Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. A Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (1) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days, (2) the value of the Underlying Index on which that Fund is based is no longer calculated or available, (3) the “indicative optimized portfolio value” (“IOPV”) of a Fund is no longer calculated or available, or (4) any other event shall occur or condition exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. A Listing Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

In order to provide additional information regarding the indicative value of shares of each Fund, a Listing Exchange disseminates every 15 seconds through the facilities of the Consolidated Tape Association an updated IOPV for each Fund as calculated by an information provider or market data vendors. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs, and makes no representation or warranty as to the accuracy of the IOPVs.

The Trust reserves the right to adjust the share prices of Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through share splits or reverse share splits, which would have no effect on the net assets of the applicable Fund.

An IOPV has a fixed income component and a cash component. The fixed income values included in an IOPV are the values of the Deposit Securities for the applicable Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit Aggregation, it does not necessarily reflect the precise composition of the current portfolio of securities held by the applicable Fund at a particular point in time, because the current portfolio of the Fund may include securities that are not a part of the current Deposit Securities. Therefore, a Fund’s IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real time update of the Fund’s NAV, which is calculated only once a day.

In addition to the fixed income component described in the preceding paragraph, the IOPV for each Fund includes a cash component consisting of estimated accrued dividend and other income, less expenses.

Investment Strategies and Risks

Each Fund seeks to achieve its objective by investing primarily in both fixed income securities that comprise the relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from a Fund’s portfolio.

Each Fund engages in Representative Sampling, which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Each of the iShares Lehman Short Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund and iShares Lehman 10-20 Year Treasury Bond Fund (the “Treasury Funds”) generally will invest at least 90% of its assets in the bonds of its Underlying Index and at least 95% of its assets in U.S. government bonds. Each Treasury Fund also may invest up to 10% of its assets in U.S. government bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Treasury Fund may invest in bonds not included in its Underlying Index in order to reflect changes in its Underlying Index (such as reconstitutions, additions and deletions). Each Treasury Fund also may invest up to 5% of its assets in repurchase agreements collateralized by U.S. government obligations and in cash and cash equivalents, including shares of money market funds affiliated with BGFA.

Each of the iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund and iShares Lehman Credit Bond Fund (the “Credit Bond Funds”) and iShares Lehman Intermediate Government/Credit Bond Fund and iShares Lehman Government/Credit Bond Fund (the “Government/Credit Bond Funds”) will invest at least 90% of its assets in the securities of its Underlying Index. Each Credit Bond Fund and Government/Credit Bond Fund may invest the remainder of its assets in securities not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Fund may invest in bonds not included in its Underlying Index in order to reflect changes in its Underlying Index (such as reconstitutions, additions and deletions). Each Fund also may invest its other assets in futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BGFA.

The iShares Lehman MBS Fixed-Rate Bond Fund will seek to track the performance of its Underlying Index by investing approximately at least 90% of its assets in the securities of bonds represented in its Underlying Index and in securities investments that provide substantially similar exposure to securities in the Underlying Index. The Fund may invest the remainder of its assets in bonds not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index, as well as in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BGFA. As of October 31, 2006, approximately 100% of the bonds represented in the Underlying Index are U.S. agency mortgage pass-through securities. U.S. agency mortgage pass-through securities are securities issued by entities such as the Government National Mortgage Association (“GNMA”) and the Federal National Mortgage Association (“FNMA”) that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in highly liquid, short-term instruments, including shares of money market funds affiliated with BGFA.

Lack of Diversification. The Funds are non-diversified Funds. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies.

In addition, the Funds may concentrate their investments in a particular industry or group of industries, as noted in the description of such Fund. The securities of issuers in particular industries may dominate the Underlying Index of such a Fund and consequently the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by less concentrated investment companies.

Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code (the “IRC”), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the IRC may limit the investment flexibility of certain Funds and may make it less likely that such Funds will meet their investment objectives.

Bonds. Each Fund invests a substantial portion of its assets in U.S. registered, dollar-denominated bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

An issuer may have the right to redeem or “call” a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of “floating-rate” or “variable-rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. The Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (also backed by specified collateral).

U.S. Government Obligations. The Treasury Funds, Credit Bond Funds and Government/Credit Bond Funds invest in various types of U.S. government obligations. The iShares Lehman MBS Fixed-Rate Bond Fund may invest a portion of its assets in U.S. government obligations. The Treasury Funds generally invest in U.S. Treasury obligations. U.S. government obligations are a type of bond. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA), Federal Home Loan Mortgage Corporation (the “FHLMC”) and Federal Home Loan Bank (i.e., FHLB) notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Corporate Bonds. Except for the Treasury Funds, each of the Funds may invest in investment grade corporate bonds. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond may be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Mortgage Pass-Through Securities. A significant portion of the Lehman Brothers MBS Fixed-Rate Index (the “Lehman MBS Fixed-Rate Index”) (recently, 100%) represents the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. Therefore, a substantial portion of the iShares Lehman MBS Fixed-Rate Bond Fund is invested to seek exposure to a representative sample of U.S. agency mortgage pass-through securities. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the GNMA, FNMA or FHLMC. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. The portion of the Lehman MBS Fixed-Rate Index representing the mortgage pass-through segment of the U.S. investment grade bond market is comprised of multiple pools of mortgage pass-through securities.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows, value and yield of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, the Lehman MBS Fixed-Rate Bond Fund seeks to obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date. The Fund intends to use TBA transactions in several ways. For example, the Fund expects that it will regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll” the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, the Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BGFA will monitor the creditworthiness of such counterparties. The Fund’s use of “TBA rolls” may cause the Fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable) than the other Funds described herein.

The Lehman MBS Fixed-Rate Bond Fund intends to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements or other highly liquid, short-term instruments, including money market funds affiliated with BGFA.

Asset-Backed and Commercial Mortgage-Backed Securities. The iShares Lehman MBS Fixed-Rate Bond Fund may invest in asset-backed and commercial mortgaged-backed securities. Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, “passed through” to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security’s stated maturity may be shortened, and the security’s total return may be difficult to predict precisely.

Municipal Securities. Each of the Credit Bond Funds and Government/Credit Bond Funds may invest in municipal securities which are securities generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of a municipal security issuer to make payments on that security could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

Short-Term Instruments and Temporary Investments. Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by BGFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by BGFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BGFA, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Futures and Options. Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. No Fund will use futures or options for speculative purposes. Each Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Fund may enter into futures contracts to purchase security investments when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated to the extent required by law.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess will be maintained by the Fund.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Investment Companies. Each Fund may invest in the securities of other investment companies (including money market funds) to the extent allowed by law. Under the 1940 Act, a Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BGFA or otherwise affiliated with BGFA, in excess of the limits discussed above. Other investment companies in which a Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, that would be in addition to those incurred by the Fund.

Ratings. An investment-grade rating means the security or issuer is rated investment-grade by Moody’s® Investors Service (Moody’s), Standard & Poor’s® (S&P®), Fitch Inc., Dominion Bond Rating Service Limited, or another credit rating agency designated as a nationally recognized statistical rating organization (NRSRO) by the SEC, or is unrated but considered to be of equivalent quality by BGFA. Bonds rated Baa by Moody’s or BBB by S&P or above are considered “investment grade” securities; bonds rated Baa are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics, while bonds rated BBB are regarded as having adequate capacity to pay principal and interest.

Subsequent to purchase by the applicable Funds, a rated security may cease to be rated or its rating may be reduced below an investment grade rating. Bonds rated lower than Baa3 by Moody’s or BBB- by S&P are below investment grade quality and are obligations of issuers that are considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Such securities (“lower rated securities”) are commonly referred to as “junk bonds” and are subject to a substantial degree of credit risk. Lower rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial. Bonds rated below investment grade tend to be less marketable than higher-quality bonds because the market for them is less broad. The market for unrated bonds is even narrower.

Lending Portfolio Securities. Each Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BGFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those managed by BGFA.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Fund’s Board of Trustees. BGI acts as securities lending agent for the Fund subject to the overall supervision of BGFA. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments. The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The Funds will only engage in repurchase agreements with counterparties whose creditworthiness has been reviewed and found to be satisfactory by BGFA.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund’s assets. The Fund’s exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. The Fund segregates liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

U.S. Registered Securities of Foreign Issuers. The Credit Bond Funds and the Government/Credit Bond Funds may invest in U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national entities. Investing in U.S. registered, dollar-denominated, investment grade bonds issued by non-U.S. issuers involves some risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Proxy Voting Policy

The Trust has adopted as its proxy voting policies for each Fund the proxy voting guidelines of BGFA, the investment adviser to each Fund. The Trust has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund’s proxy voting guidelines and BGFA’s role in implementing such guidelines.

BGFA votes (or refrains from voting) proxies for each Fund in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of such Fund. In some cases, BGFA may determine that it is in the best economic interests of a Fund to refrain from exercising the Fund’s proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BGFA’s approach is also driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BGFA recalling loaned securities in order to ensure they are voted. Periodically, BGFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund’s affiliates (if any), BGFA or BGFA’s affiliates, or SEI or SEI’s affiliates. When voting proxies, BGFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

•	Each Fund generally supports the board’s nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

•	Each Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

•	Each Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BGFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund’s affiliates (if any), BGFA or BGFA’s affiliates, or SEI or SEI’s affiliates, from having undue influence on BGFA’s proxy voting activity. In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BGFA with instructions as to how to vote such proxies. In the latter case, BGFA votes the proxy in accordance with the independent fiduciary’s determination.

Information with respect to how BGFA voted Fund proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available: (i) without charge, upon request, by calling 1-800-iShares or through the Fund’s website at www.iShares.com; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Information

The Trust’s Board of Trustees (the “Board”) has adopted a policy regarding the disclosure of the Funds’ portfolio holdings information that requires that such information be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of each Fund’s respective shareholders; (b) does not put the interests of the Funds’ investment adviser (the “BGFA” or “Investment Adviser”), the Funds’ distributor (the “Distributor”), or any affiliated person of the Funds, the Investment Adviser or the Distributor, above those of Fund shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the iShares Exemptive Orders and discussed below; and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The “Entities” referred to in sub-section (c) above are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based subscription services, including those large institutional investors (known as “Authorized Participants”) that have been authorized by the Distributor to purchase and redeem large blocks of shares (known as “Creation Units”) pursuant to legal requirements, including exemptive orders granted by the SEC pursuant to which the Funds offer and redeem their shares (“iShares Exemptive Orders”), and other institutional market participants and entities that provide information services.

Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market. This information typically reflects each Fund’s anticipated holdings on the following business day.

Daily access to information concerning the Funds’ portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Investment Adviser and the Funds’ distributor, administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the iShares Exemptive Orders, agreements with the Funds, and the terms of the iShares Funds’ current registration statements.

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Funds, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within 60 days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder. A Fund, however, may voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties in a contemporaneous manner.

The Funds’ Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Funds’ Board of Trustees reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

Construction and Maintenance Standards for the Underlying Indices

Each Treasury Fund invests substantially all of its assets in securities in one of the following indices: the Lehman Brothers Short Treasury Index, the Lehman Brothers 3-7 Year U.S. Treasury Index or the Lehman Brothers 10-20 Year U.S. Treasury Index (each, a “Lehman Treasury Index”). Each Credit Bond Fund invests substantially all of its assets in one of the following indices: Lehman Brothers 1-3 Year Credit Bond Fund, Lehman Brothers Intermediate U.S. Credit Index and Lehman Brothers U.S. Credit Index. Each Government/Credit Bond Fund invests substantially all of its assets in one of the following indices: Lehman Brothers Intermediate U.S. Government/Credit Bond Fund and Lehman Brothers Government/Credit Index. The iShares Lehman MBS Fixed-Rate Bond Fund invests substantially all of its assets in securities in the Lehman MBS Fixed-Rate Index.

Brief descriptions of the Funds’ Underlying Indices are provided below.

The Lehman Indices

Lehman Brothers Short U.S. Treasury Index

Index Description. The Lehman Brothers Short U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between 1 and 12 months. As of October 31, 2006, there were 43 issues included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

Index Methodology. The Lehman Brothers Short U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of between 1 and 12 months, and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes (“TINs”), and state and local government series bonds (“SLGs”), and coupon issues that have been stripped from assets that are already included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Lehman Brothers 3-7 Year U.S. Treasury Index

Index Description. The Lehman Brothers 3-7 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 3 years and less than 7 years. As of October 31, 2006, there were 37 issues included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

Index Methodology. The Lehman Brothers 3-7 Year U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 3 years and less than 7 years and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, TINs, and SLGs, and coupon issues that have been stripped from assets that are already included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Lehman Brothers 10-20 Year U.S. Treasury Index

Index Description. The Lehman Brothers 10-20 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 10 years and less than 20 years. As of October 31, 2006, there were 23 issues included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

Index Methodology. The Lehman Brothers 10-20 Year U.S. Treasury Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of greater than or equal to 10 years and less than 20 years and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, TINs, and SLGs, and coupon issues that have been stripped from assets that are already included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Lehman Brothers 1-3 Year U.S. Credit Index

Index Description. The Lehman Brothers 1-3 Year U.S. Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to 1 year and less than 3 years. As of October 31, 2006, there were 580 issues included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

Index Methodology. The Index includes investment grade U.S. credit securities that have a remaining maturity of greater than or equal to 1 year and less than 3 years and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Lehman Brothers Intermediate U.S. Credit Index

Index Description. The Lehman Brothers Intermediate U.S. Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to 1 year and less than 10 years. As of October 31, 2006, there were 2,207 issues included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

Index Methodology. The Lehman Brothers Intermediate U.S. Credit Index includes investment grade U.S. credit securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Lehman Brothers U.S. Credit Index

Index Description. The Lehman Brothers U.S. Credit Index measures the performance of investment grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar denominated and have a remaining maturity of greater than or equal to 1 year. As of October 31, 2006, there were 3,040 issues included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

Index Methodology. The Lehman Brothers U.S. Credit Index includes investment grade U.S. credit securities that have a remaining maturity of greater than or equal to 1 year and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Lehman Brothers Intermediate U.S. Government/Credit Index

Index Description. The Lehman Brothers Intermediate U.S. Government/Credit Index measures the performance of U.S. dollar denominated U.S. Treasuries, government-related (i.e., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years. As of October 31, 2006 there were 3,049 issues included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

Index Methodology. The Lehman Brothers Intermediate U.S. Government/Credit Index includes U.S. government and investment grade U.S. credit securities that have greater than or equal to 1 year and less than 10 years remaining to maturity and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, TINs, SLGs, coupon issues that have been stripped from assets that are already included in the Index. Also excluded from the Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Lehman Brothers U.S. Government/Credit Index

Index Description. The Lehman Brothers U.S. Government/Credit Index measures the performance of U.S. Treasuries, government-related (i.e., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. As of October 31, there were 4,001 issues included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

Index Methodology. The Lehman Brothers U.S. Government/Credit Index includes U.S. government and investment grade U.S. credit securities that have greater than or equal to 1 year remaining to maturity and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, TINs, SLGs, coupon issues that have been stripped from assets that are already included in the Index. Also excluded from the Index are structured notes with embedded swaps or other special features, private placements, floating rate securities and Eurobonds. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Lehman Brothers U.S. MBS Fixed-Rate Index

Index Description. The Lehman MBS Fixed-Rate Index measures the performance of investment grade fixed rate mortgage-backed pass-through securities of GNMA, FNMA, and FHLMC. As of October 31, 2006, there were 394 issues included in the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

Index Methodology. The Lehman MBS Fixed-Rate Index includes securities issued by GNMA, FHLMC, and FNMA that have 30-, 20-, 15-year and balloon securities that have a remaining maturity of at least 1 year, are investment grade, and have more than $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. The Index is market capitalization weighted and the securities in the Index are updated on the last calendar day of each month.

Maintenance of Each Lehman Index

The Index constituents are reset on the last business day of each month and remain static throughout the month. The universe of Index constituents adjust for securities that become ineligible for inclusion in an Index during the month (e.g., because of downgrades or called bonds) or for issues that are newly eligible (e.g., up-grades or newly issued bonds) on the last business day of each month. The Lehman Indices are valued using end of day bid side prices, as marked by Lehman Brothers. Intra-month cash flows contribute to monthly returns, but they are not reinvested during the month and do not earn a reinvestment return. Total returns are calculated based on the sum of price changes, gain/loss on repayments of principal, and coupon received or accrued, expressed as a percentage of beginning market value. The Lehman Indices are calculated once a day and are available from major data vendors.

Investment Limitations

Each Fund has adopted its investment objective as a non-fundamental investment policy. Therefore, each of the Funds may change its investment objective and its Underlying Index without shareholder approval. The Board has adopted as fundamental policies each Fund’s investment restrictions numbered one through six below. The restrictions for each Fund cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

No Fund will:

1.	Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3.	Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4.	Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent each Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with each Fund’s investment objective and policies).

6.	Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act, in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, each Fund, as non-fundamental policies, will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund’s net assets to be invested in illiquid securities. Except with regard to investment limitation three above, if any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

BGFA monitors the liquidity of restricted securities in each Fund’s portfolio. In reaching liquidity decisions, BGFA considers the following factors:

•	The frequency of trades and quotes for the security;

•	The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

•	Dealer undertakings to make a market in the security; and

•	The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities in the Fund’s Underlying Index and in TBA transactions with respect to the percentage of the Index (if any) that consists of mortgage pass-through securities. Each Fund also has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management

Trustees and Officers. The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Master Investment Portfolio and Barclays Global Investors Funds, each an open-end management investment company registered under the 1940 Act, are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and, as a result, oversees a total of 126 Funds within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and, as a result, oversee an additional 24 portfolios within the fund complex. The address of each Trustee and Officer, unless otherwise indicated, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, CA 94105. The Board has designated George G.C. Parker as its Lead Trustee.

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee and Officer
Interested Trustees

*Lee T. Kranefuss (1961)	Trustee, Chairman, and President (since 2003)	Chief Executive Officer of Intermediary Investors and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003) and Chief Executive Officer, Global Index and Markets Group of BGI (2005-present).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund.

*John E. Martinez (1962)	Trustee (since 2003)	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Chief Executive Officer of Capital Markets Group of BGI (1996-2001).	Director (since 2005) of Real Estate Equity Exchange; Director (since 2003) of iShares, Inc.; Director (since 2003) of Larkin Street Youth Services.

*  Lee Kranefuss and John Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee and Officer
Independent Trustees

George G.C. Parker (1939)	Trustee (since 2000)	Dean Witter Distinguished Professor of Finance (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals.

Cecilia H. Herbert (1949)	Trustee (since 2005)	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Director (since 2005) of iShares, Inc.; Trustee (since 2004) of Pacific Select Funds (31 portfolios); Trustee (1992-2003) of the Montgomery Funds (20 portfolios); Trustee (since 2005) of the Thacher School; Director (since 1998) of Catholic Charities CYO; Director (since 2005) of Women’s Forum West (professional association).

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee and Officer

Charles A. Hurty (1943)	Trustee (since 2005)	Partner, KPMG, LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan (1955)	Trustee (since 2005)	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee and Officer
Officer

Michael Latham (1965)	Secretary, Treasurer and Principal Financial Officer (since 2002)	Chief Operating Officer of the Intermediary Investors and Exchange Traded Products Business of BGI (since 2003), Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997 - 2000).	None.

The following table sets forth, as of December 31, 2005, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust.

NAME OF TRUSTEE	NAME OF INDEX FUND	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
Richard K. Lyons*	iShares Lehman 1-3 Year Treasury Bond iShares S&P 500 LifePath 2030 Portfolio	$50,001-$100,000 $10,001 -$50,000 $10,001 -$50,000	Over $100,000

Lee T. Kranefuss	iShares Lehman 1 - 3 Year Treasury Bond iShares Russell 3000 iShares iBoxx $ Investment Grade Corporate Bond*** iShares Dow Jones Select Dividend	$50,001-$100,000 Over $100,000 $10,001 -$50,000 $10,001 - $50,000	Over $100,000

John E. Martinez	iShares MSCI EAFE iShares Russell 1000 iShares Russell 1000 Value iShares S&P 500	Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000

George G.C. Parker

iShares Dow Jones Select Dividend

iShares FTSE/Xinhua China 25

iShares iBoxx $ Investment Grade

Corporate Bond***

iShares Lehman 1 - 3 Year Treasury Bond

iShares MSCI EAFE

iShares MSCI Emerging Markets

iShares MSCI Mexico

iShares Russell 1000 Value

iShares Russell 2000

iShares Russell 2000 Value

iShares S&P 100

iShares S&P 500

iShares S&P 500 Growth

iShares S&P 500 Value

iShares S&P Midcap 400

iShares S&P Midcap 400 Value

iShares S&P Global 100

Over $100,000

$50,001 -$100,000

Over $100,000

$10,001 - $50,000

Over $100,000

Over $100,000

$50,001 -$100,000

Over $100,000

$50,001 - $100,000

Over $100,000

Over $100,000

Over $100,000

$10,001 - $50,000

$50,001 - $100,000

Over $100,000

Over $100,000

$10,001 - $50,000

Over $100,000

W. Allen Reed**	None	Not Applicable	Not Applicable

Cecilia H. Herbert	iShares MSCI Hong Kong iShares MSCI Japan iShares Dow Jones Consumer Goods Sector	$10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000	Over $100,000

NAME OF TRUSTEE	NAME OF INDEX FUND	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
	iShares Dow Jones U.S. Healthcare iShares Dow Jones Select Dividend iShares S&P 500 Index iShares FTSE/Xinhua China 25	$50,001 -$100,000 $10,001 - $50,000 Over $100,000 $50,001 $100,000

Charles A. Hurty	iShares S&P 500 Index iShares FTSE/Xinhua China 25 iShares Dow Jones Financial Sector iShares Dow Jones U.S. Energy Sector iShares Dow Jones U.S. Technology Sector iShares MSCI EAFE iShares MSCI Japan	$10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000	Over $100,000

John E. Kerrigan	iShares Russell 1000	Over $100,000	Over $100,000

*	Served as Trustee through November 6, 2006.
**	Served as Trustee through June 30, 2006.
***	Formerly named the iShares GS $ InvesTopTM Corporate Bond Fund prior to November 1, 2006.

As of December 31, 2005, none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust (“Independent Trustees”) or their immediate family members own beneficially or of record any securities of BGFA (the Fund’s investment adviser), SEI (the Fund’s distributor) or any person controlling, controlled by or under control with BGFA or SEI.

Committees of the Board of Trustees. Each Independent Trustee serves on the Audit Committee and the Nominating and Governance Committee of the Board of Trustees. The purposes of the Audit Committee are to assist the Board of Trustees (i) in its oversight of the Trust’s accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust’s financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met four times during the calendar year ended December 31, 2005.

The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board of Trustees. The Nominating and Governance Committee functions include, but are not limited to, the following (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board of Trustees and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board of Trustees and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board of Trustees; (iii) recommending to the Board of Trustees and current Independent Trustees the size and composition of the Board of Trustee and Board of Trustee committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board of Trustees and current Independent Trustees to serve as Lead Independent Trustee; (v) periodic review of the Board of Trustees’ retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees and members or chairpersons of committees of the Board. The Nominating and Governance Committee is not required to consider nominees for the Board of Trustees who are recommended by shareholders. However, individual shareholder nominees may be considered if the Nominating and Governance Committee deems it appropriate. Prior to September 13, 2006, the Nominating and Governance Committee was known as the Nominating Committee. The Nominating Committee met one time during the calendar year ended December 31, 2005.

Remuneration of Trustees. Effective January 1, 2006, the Trust pays each Independent Trustee and John Martinez, an interested Trustee, an annual fee of $60,000 for meetings of the Board attended by the Trustee; also the Trust pays Charles Hurty an annual fee of $12,500 for service as the chairperson of the Board’s Audit committee and George G. C. Parker an annual fee of $25,000 for service as the Board’s Lead Trustee. During the period April 1, 2005 through January 1, 2006, the Trust paid each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $45,000 for meetings of the Board attended by each Trustee; also the Trust paid each Independent Trustee who served as a chairperson of a Board committee an annual fee of $2,500. Prior to April 1, 2005, the Trust paid each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $32,500 for meetings of the Board attended by each Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings. The table below sets forth the total compensation paid to each interested Trustee for the calendar year ended December 31, 2005.

Name of Interested Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses*	Estimated Annual Benefits Upon Retirement*	Total Compensation From the Funds and Fund Complex**
Lee T. Kranefuss***	$0	Not Applicable	Not Applicable	$0
John E. Martinez	$41,875	Not Applicable	Not Applicable	$83,750

*	No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
**	Includes compensation for service on the Board of Directors of iShares, Inc.
***	Lee T. Kranefuss was not compensated by the Funds due to his employment with BGI during the time period reflected in the table.

The table below sets forth the total compensation paid to each Independent Trustee for the calendar year ended December 31, 2005.

Name of Independent Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses*	Estimated Annual Benefits Upon Retirement*	Total Compensation From the Funds and Fund Complex**
John B. Carroll***	$8,125	Not Applicable	Not Applicable	$16,250
Richard K. Lyons[2]	$41,875	Not Applicable	Not Applicable	$108,750	****
George G.C. Parker	$43,750	Not Applicable	Not Applicable	$87,500
W. Allen Reed[3]	$43,750	Not Applicable	Not Applicable	$87,500
Cecilia H. Herbert[1]	$22,500	Not Applicable	Not Applicable	$45,000
Charles A. Hurty[1]	$22,500	Not Applicable	Not Applicable	$45,000
John E. Kerrigan[1]	$22,500	Not Applicable	Not Applicable	$45,000

[1]	Cecilia H. Herbert, Charles A. Hurty and John E. Kerrigan were elected to serve as Independent Trustees of the Trust effective August 11, 2005.
[2]	Served as Trustee through November 6, 2006
[3]	Served as Trustee through June 30, 2006
*	No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
**	Includes compensation for service on the Board of Directors of iShares, Inc.
***	Served as Trustee through March 1, 2005.
****	Includes compensation as Trustee for Barclays Global Investors Funds and Master Investment Portfolio, investment companies with 27 funds also advised by BGFA and/or for which BGFA provides administration services.

The Trustees and officers of the Trust collectively owned less than 1% of each of the Fund’s outstanding shares as of October 31, 2006

Investment Adviser. BGFA serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund’s assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. For its investment management services to each Fund, BGFA is paid a management fee at the annual rates (as a percentage of such Fund’s aggregate net assets) listed below. The Funds had not commenced operations as of the date of this SAI.

iShares Index Fund	Management Fee
iShares Lehman Short Treasury Bond Fund	0.15%
iShares Lehman 3-7 Year Treasury Bond Fund	0.15%
iShares Lehman 10-20 Year Treasury Fund	0.15%
iShares Lehman 1-3 Year Credit Fund	0.20%
iShares Lehman Intermediate Credit Bond Fund	0.20%
iShares Lehman Credit Bond Fund	0.20%
iShares Lehman Intermediate Government/Credit Bond Fund	0.20%
iShares Lehman Government/Credit Bond Fund	0.20%
iShares Lehman MBS Fixed-Rate Bond Fund	0.25%

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the applicable Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority of the applicable Fund’s outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, BGI, and BGFA from controlling, or underwriting the shares of the Trust, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent, or custodian to the Funds or from purchasing shares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

Portfolio Managers. Chris Mosellen and Lee Sterne are primarily responsible for the day-to-day management of the iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund and iShares Lehman Government Credit Bond Fund.

Joseph Kippels and Lee Sterne are primarily responsible for the day-to-day management of the iShares Lehman Short Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond, iShares Lehman 10-20 Year Treasury Bond Fund and iShares Lehman MBS Fixed-Rate Bond Fund.

Chris Mosellen, Joseph Kippels and Lee Sterne (collectively, the “Portfolio Managers”) are also primarily responsible for the day-to-day management of certain types of other iShares Funds and certain other portfolios and/or accounts in addition to the Funds, as indicated in the table below:1

Chris Mosellen

Types of Accounts	Number	Total Assets
Registered Investment Companies	2		$7,117,500,000
Other Pooled Investment Vehicles	2		$10,334,100,000
Other Accounts	7		$200,000
Accounts with Incentive-Based Fee Arrangements	N/A	$	N/A

Joseph Kippels

Types of Accounts	Number	Total Assets
Registered Investment Companies	5		$17,195,700,000
Other Pooled Investment Vehicles	7		$16,300,700,000
Other Accounts	6		$100,000
Accounts with Incentive-Based Fee Arrangements	N/A	$	N/A

Lee Sterne

Types of Accounts	Number	Total Assets
Registered Investment Companies	7	$19,951,200,000
Other Pooled Investment Vehicles	2	$3,325,800,000
Other Accounts	5	$800,000
Accounts with Incentive-Based Fee Arrangements	9	$12,377,400,000

[1]	Information provided in the table is as of October 31, 2006.

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that compose those indexes or through a representative sampling of the securities that compose those indexes based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Treasury Funds, Credit Bond Funds, Government/Credit Bond Funds and the iShares Lehman MBS Fixed-Rate Bond Fund and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Treasury Funds, Credit Bond Funds, Government/Credit Bond Funds and the iShares Lehman MBS Fixed-Rate Bond Fund, seeking such investment opportunity. As a consequence, from time to time the Treasury Funds, Credit Bond Funds, Government/Credit Bond Funds and the iShares Lehman MBS Fixed-Rate Bond Fund may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.

Like the Treasury Funds, Credit Bond Funds, Government/Credit Bond Funds and the iShares Lehman MBS Fixed-Rate Bond Fund, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio’s or account’s gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Treasury Funds, Credit Bond Funds, Government/Credit Bond Funds and the iShares Lehman MBS Fixed-Rate Bond Fund should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest, that may result in the Portfolio Managers’ favoring those portfolios or accounts with incentive-based fee arrangements.

As of October 31, 2006, with respect to all iShares Funds and other portfolios and/or accounts managed by the Portfolio Managers, on behalf of BGFA, each Portfolio Manager receives a salary and is eligible to receive an annual bonus. Each Portfolio Manager’s salary is a fixed amount generally determined annually based on a number of factors, including, but not limited to, the Portfolio Manager’s title, scope of responsibilities, experience and knowledge. Each Portfolio Manager’s bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager’s business unit, and an assessment of the Portfolio Manager’s individual performance. Each Portfolio Manager’s salary and annual bonus is paid in cash. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a Portfolio Manager satisfied the requirements for being part of a “select group of management or highly compensated employees (within the meaning of ERISA section 401(a))” as so specified under the terms of BGI’s Compensation Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.

Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI’s Compensation Enhancement Plan (“CEP”). Under the CEP, these awards are determined annually, and vest after two years. At the option of the CEP administrators, the award may be “notionally invested” in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award is not notionally invested, the original award amount is paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays Global Investors UK Holdings Limited (“BGI UK Holdings”), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.

As of October 31, 2006, Chris Mosellen, Joseph Kippels and Lee Sterne beneficially owned no shares of the Funds, for which they were/are primarily responsible for the day-to-day management in the amounts reflected in the following tables:

Chris Mosellen

Names of iShares Index Funds	Dollar Range
	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Lehman Short Treasury Bond Fund	X
iShares Lehman 3-7 Year Treasury Bond Fund	X
iShares Lehman 10-20 Treasury Bond Fund	X
iShares Lehman 1-3 Year Credit Bond Fund	X
iShares Lehman Intermediate Credit Bond Fund	X
iShares Lehman Credit Bond Fund	X
iShares Lehman Intermediate Bond Fund	X
iShares Lehman Government/Credit Bond Fund	X
iShares Lehman MBS Fixed-Rate Bond Fund	X

Joseph Kippels

Names of iShares Index Funds	Dollar Range
	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Lehman Short Treasury Bond Fund	X
iShares Lehman 3-7 Year Treasury Bond Fund	X
iShares Lehman 10-20 Treasury Bond Fund	X
iShares Lehman 1-3 Year Credit Bond Fund	X
iShares Lehman Intermediate Credit Bond Fund	X
iShares Lehman Credit Bond Fund	X
iShares Lehman Intermediate Bond Fund	X
iShares Lehman Government/Credit Bond Fund	X
iShares Lehman MBS Fixed-Rate Bond Fund	X

Lee Sterne

Names of iShares Index Funds	Dollar Range
	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Lehman Short Treasury Bond Fund	X
iShares Lehman 3-7 Year Treasury Bond Fund	X
iShares Lehman 10-20 Treasury Bond Fund	X
iShares Lehman 1-3 Year Credit Bond Fund	X

Names of iShares Index Funds	Dollar Range
	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
iShares Lehman Intermediate Credit Bond Fund	X
iShares Lehman Credit Bond Fund	X
iShares Lehman Intermediate Bond Fund	X
iShares Lehman Government/Credit Bond Fund	X
iShares Lehman MBS Fixed-Rate Bond Fund	X

Codes of Ethics. The Trust, BGFA and SEI have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. Investors Bank & Trust Company. (“Investors Bank”) serves as administrator, custodian and transfer agent for the Funds. Investors Bank’s principal address is 200 Clarendon Street, Boston, MA 02116. Under the Administration Agreement with the Trust, Investors Bank provides necessary administrative, legal, tax, accounting services and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, Investors Bank makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, Investors Bank maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. Investors Bank is required, upon the order of the Trust, to deliver securities held by Investors Bank and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, Investors Bank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, Investors Bank acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee.

Distributor. SEI is the distributor of shares of the Trust. Its principal address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the National Association of Securities Dealers, Inc. (“NASD”).

The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60-days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), DTC (as defined below) and/or Investor Services Organization.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of shares.

Index Provider. Each Fund is based upon a particular bond market index compiled by Lehman Brothers and is not affiliated with the Funds or with BGI or its affiliates. Each Fund is entitled to use the Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with the Index Provider. BGI has provided the applicable sub-licenses without charge to the Funds.

Brokerage Transactions

BGFA assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BGFA’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. BGFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

Purchases and sales of fixed income securities for a Fund usually are principal transactions and ordinarily are purchased directly from the issuer or from an underwriter or broker-dealer. The Fund does not usually pay brokerage commissions in connection with such purchases and sales, but such transactions may be subject to mark-ups or mark-downs.

The Funds’ purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BGFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BGFA are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. BGFA may deal, trade and invest for its own account in the types of securities in which the Funds may invest. BGFA may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BGFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

Additional Information Concerning the Trust

Shares. The Trust was established as a Delaware statutory trust on December 16, 1999. The Trust currently is comprised of over 100 Funds. The Trust issues shares of beneficial interests in each Fund. The Board may designate additional funds. The Trust is currently registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, shareholders of that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Co., at One Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of section 13 of the 1934 Act and the SEC’s rules promulgating there under. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a fund and beneficial owners of 10% of the shares of a fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board or the affirmative vote of a super majority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

DTC Acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” with respect to each Fund is any day the Listing Exchange on which the Fund is listed for trading, is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, as observed: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, the Deposit Securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s Underlying Index (“Fund Securities”) and an amount of cash (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The function of the cash component is to compensate for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the “Deposit Amount” is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

BGFA, through the NSCC, makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares (subject to possible amendments or corrections) of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments, corporate action events, and interest payments on underlying bonds are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the relevant Underlying Index.

The Trust intends to require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security of the iShares Lehman MBS Fixed-Rate Bond Fund that is a TBA transaction. The amount of cash contributed will be equivalent to the price of the TBA transaction listed as a Deposit Security. In addition, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC for corporate bonds or the Federal Reserve System for U.S. Treasury securities. The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as defined below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index being tracked by the relevant Fund or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the Book-Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A DTC Participant who has executed a participant agreement that has been delivered to the Fund and accepted by the Distributor is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Except as described below, all orders to create Creation Unit Aggregations of a Fund must be received by the Distributor no later than the closing time of the regular trading session on the applicable Listing Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of each Fund as next determined on such date after receipt of the order in proper form. Orders to create Creation Unit Aggregations of the iShares Lehman MBS Fixed-Rate Bond Fund and orders requesting substitution of a “cash-in-lieu” amount generally must be received by the Distributor no later than 2:00 p.m. Eastern time. On days when a Listing Exchange or the bond markets close earlier than normal, the Funds may require orders to create Creation Unit Aggregations to be placed earlier in the day. For example, on days when the generally accepted close of the bond market occurs earlier then normal (such as the day before a holiday) orders to create a Creation Unit Aggregation of the iShares Lehman MBS Fixed-Rate Bond Fund and orders requesting substitution of a “cash-in-lieu” amount must be received by the Distributor no later than 11:00 a.m. Eastern time. In addition, orders to purchase shares of the iShares Lehman MBS Fixed-Rate Bond Fund will not be accepted on any day when the bond markets are closed. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations on behalf of an investor shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Placement of Creation Orders for the Funds. Fund Deposits must be delivered through the Federal Reserve System (for cash and government securities) and through DTC (for corporate securities) by an Authorized Participant. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 3:00 p.m., Eastern time, on the Settlement Date. The “Settlement Date” for all Funds is generally the third business day after the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to Investors Bank through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by Investors Bank no later than 3:00 p.m., Eastern time, on the Settlement Date. If the Cash Component and the Deposit Securities are not received by 3:00 p.m., the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Unit Aggregations of the Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”).

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with Investors Bank by 3:00 p.m., Eastern time, on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 3:00 p.m. on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to each Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, of the daily marked to market value of the missing Deposit Securities. In the event of a failure to deliver the missing Deposit Securities the Trust may buy securities according to industry standards and procedures. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities, on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by Investors Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by BGFA, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, Investors Bank, the Distributor and BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC’s Continuous Net Settlement, Federal Reserve, Investors Bank or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, Investors Bank, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of the Funds associated with the issuance of Creation Units of shares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed an additional variable charge for cash purchases on the “cash in lieu” portion of its investment. The following table sets forth the standard creation transaction fee for each Fund.

Name of Fund	Standard Creation Transaction Fee*
iShares Lehman Short Treasury Bond Fund	$500

iShares Lehman 3-7 Year Treasury Bond Fund	$500

iShares Lehman 10-20 Year Treasury Bond Index Fund	$500

iShares Lehman 1-3 Year Credit Bond Fund	$500

iShares Lehman Intermediate Credit Bond Fund	$500

iShares Lehman Credit Bond Fund	$500

iShares Lehman Intermediate Government/Credit Bond Fund	$500

iShares Lehman Government/Credit Bond Fund	$500

iShares Lehman MBS Fixed-Rate Bond Fund	$500

*	If a Creation Unit is purchased outside the usual process through the NSCC or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

Redemption of Shares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund only on a Business Day. A Fund will not redeem shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit Aggregation in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, BGFA, through the NSCC, makes available immediately prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the fund securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund securities (“Fund Securities”) received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form — plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee listed below. Notwithstanding the foregoing, the Trust will substitute a cash-in-lieu amount to replace any Fund Security of the iShares Lehman MBS Fixed-Rate Bond Fund that is a TBA transaction. The amount of cash paid out in such cases will be equivalent to the value of the TBA transaction listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming Beneficial Owner that is not a “qualified institutional buyer”, as such term is defined under Rule 144A of the Securities Act. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the applicable Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the applicable Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of such Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Funds. The fee is a single charge and will be the same regardless of the number of Creation Units redeemed by an investor on the same day. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. The following table sets forth the standard creation Redemption fee for each Fund.

Name of Fund	Standard Redemption Transaction Fee*
iShares Lehman Short Treasury Bond Fund	$500

iShares Lehman 3-7 Year Treasury Bond Fund	$500

iShares Lehman 10-20 Year Treasury Bond Index Fund	$500

iShares Lehman 1-3 Year Credit Bond Fund	$500

iShares Lehman Intermediate Credit Bond Fund	$500

iShares Lehman Credit Bond Fund	$500

iShares Lehman Intermediate Government/Credit Bond Fund	$500

Name of Fund	Standard Redemption Transaction Fee*
iShares Lehman Government/Credit Bond Fund	$500

iShares Lehman MBS Fixed-Rate Bond Fund	$500

*	If a Creation Unit is purchased outside the usual process through the NSCC or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

Placement of Redemption Orders for the Funds. To be eligible to place redemption orders for Creation Unit Aggregations of the Funds, an entity must be a DTC Participant that has executed a Participant Agreement and have the ability to transact through the Federal Reserve System. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if (i) such order is received no later than 4:00 p.m., Eastern time, on such Transmittal Date, except as described below; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to Investors Bank no later than 3:00 p.m., Eastern time, on the Settlement Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. On days when a Listing Exchange or the bond markets close earlier than normal, the Funds may require orders to redeem Creation Unit Aggregations to be placed earlier in the day. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Fund Securities and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Transfer Agent, on behalf of the Fund, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral having a value (marked to market daily) at least equal to 105% of the value of the missing shares. The current procedures for collateralization of missing shares require, among other things, that any collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by Investors Bank and marked to market daily, and that the fees of Investors Bank in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by Investors Bank according to the procedures set forth under Determination of NAV, computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Distributor by a DTC Participant by the specified time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to Investors Bank prior to 3:00 p.m. Eastern time on the Settlement Date, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by Investors Bank on such Transmittal Date. A redemption order must be submitted in proper form. If the requisite number of shares of the relevant Fund are not delivered by 3:00 p.m. Eastern time on the Settlement Date, the Fund will not release the underlying securities for delivery unless collateral is posted in the amount of 105% of the missing shares (marked to market daily).

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Taxes

Registered Investment Company Qualifications. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership (i.e., a partnership that is traded on an established securities market or tradeable on a secondary market, other than a partnership that derives 90% of its income from interest, dividends, capital gains and other traditional permitted mutual fund income); and (ii) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the market value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the Fund (within the meaning of Section 851(c)(2) of the Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships.

Taxation of RICs. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should qualify as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a regulated investment company in a subsequent year. If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Excise Tax. A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

A Fund’s transactions in zero coupon securities, foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies), to the extent permitted, will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to a Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

A Fund’s investment in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a Fund.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless a Fund were to elect otherwise

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if a Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

Taxation of U.S. Shareholders. Dividends and other distributions by a Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service.

Distributions of net realized long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount. Dividends paid by a Fund that are attributable to dividends received by a Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date a Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Certain types of income received by a Fund from real estate investment trusts, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may (1) constitute taxable income, as “unrelated business taxable income” for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset against net operating losses for tax purposes; (3) not be eligible for reduced US withholding for non-US shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

Back-Up Withholding. In certain cases a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Sections 351 and 362. The Trust on behalf of each Fund has the right to reject an order for a purchase of Fund shares if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Foreign Income Taxes. The Funds may be subject to foreign income taxes withheld from distributions it receives on its foreign securities. It is unlikely that the Fund will be permitted to “pass through” these foreign taxes to its shareholders. Accordingly, the Fund may either take a deduction for the foreign taxes it has paid in computing its investment company taxable income or credit the foreign taxes against its U.S. federal income tax liability, if any.

Original Issue Discount. Special federal income tax rules apply to the inflation-indexed bonds held by the TIPS Bond Fund. Generally, all stated interest on such bonds is taken into income by the Fund under its regular method of accounting for interest income. The amount of a positive inflation adjustment, which results in an increase in the inflation-adjusted principal amount of the bond, is treated as original issue discount (OID). The OID is included in the Fund’s gross income ratably during the period ending with the maturity of the bond, under the general OID inclusion rules. The amount of the Fund’s OID in a taxable year with respect to a bond will increase the Fund’s taxable income for such year without a corresponding receipt of cash, until the bond matures. As a result, the Fund may need to use other sources of cash to satisfy its distributions for such year. The amount of negative inflation adjustment, which results in a decrease in the inflation-adjusted principal amount of the bond, reduces the amount of interest (including stated, interest, OID, and market discount, if any) otherwise includible in the Fund’s income with respect to the bond for the taxable year.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Taxation of Non-U.S. Shareholders. Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund.

For taxable years beginning before January 1, 2008, properly-designated dividends are generally exempt from United States federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Reporting. If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Determination of NAV

The NAV for each Fund is calculated by deducting all of a Fund’s liabilities (including accrued expenses) from the total value of its assets (including the securities held by the Fund plus any cash or other assets, including interest and dividends accrued but not yet received) and dividing the result by the number of shares outstanding, and generally rounded to the nearest cent, although each Fund reserves the right to calculate its NAV to more than two decimal places. The NAV for each Fund will generally be determined once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time.

In calculating a Fund’s NAV, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. BGFA may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees.

Dividends and Distributions

General Policies. Dividends from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

The Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders’ per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income.

Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.

Financial Statements

Financial statements for the Funds are not available because, as of the date of this SAI, the Funds have no financial information to report.

Miscellaneous Information

Counsel. Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, located at Three Embarcadero Center, San Francisco, CA 94111, serves as the independent registered public accounting firm and accountants of the Trust, audits the Funds’ financial statements and may perform other services.

Shareholder Communication to the Board. The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o Barclays Global Investors, N.A. – Mutual Fund Administration, 45 Fremont Street, San Francisco, California 94105. Shareholder communications to the Board should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund or Funds of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary and reported to the Board.

BGI-F-032-12TP6

iShares Trust

File Nos. 333-92935 and 811-09729

Part C

Other Information

Item 23. Exhibits:	PEA # 67

Exhibit Number	Description

(a)	Agreement and Declaration of Trust, dated September 13, 2006 is incorporated herein by reference to Post-Effective Amendment No. 53 filed September 18, 2006 (“PEA No. 53”).

(a.1)	Restated Certificate of Trust, dated September 13, 2006 is incorporated herein by reference to PEA No. 53.

(b)	Amended and Restated By-Laws are incorporated herein by reference to Post-Effective Amendment No. 38, filed June 29, 2005.

(c)	Not applicable.

(d.1)	Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors (“BGFA”) is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 2, 2000 (“PEA No. 2”).

(d.2)	Schedule A to the Investment Advisory Agreement between the Trust and BGFA, as amended, is filed herein.

(e.1)	Distribution Agreement between the Trust and SEI Investments Distribution Company (“SEI”) is incorporated herein by reference to PEA No. 2.

(e.2)	Exhibit A to the Distribution Agreement between the Trust and SEI, as amended, is filed herein.

(f)	Not applicable.

(g.1)	Custodian Agreement between the Trust and Investors Bank & Trust Company (“IBT”) is incorporated herein by reference to PEA No. 2.

(g.2)	Amendment, dated December 31, 2002, to the Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 45, filed June 28, 2006 (“PEA No. 45”).

(g.3)	Amendment, dated May 21, 2002, to the Custodian Agreement is incorporated herein by reference to PEA No. 45.

(g.4)	Amendment, dated January 1, 2006, to the Custodian Agreement is incorporated herein by reference to PEA No. 45.

(g.5)	Appendix A to the Custodian Agreement between the Trust and IBT, as amended, is filed herein.

(h.1)	Securities Lending Agency Agreement between Barclays Global Investors, N.A. (“BGI”) and the Trust is incorporated herein by reference to Exhibit (g.3) of Post-Effective Amendment No. 21, filed June 27, 2003.

(h.2)	Appendix A to Securities Lending Agency Agreement between BGI and the Trust, as amended, is filed herein.

(h.3)	Delegation Agreement between the Trust and IBT is incorporated herein by reference to Exhibit (g.3) to PEA No. 2.

(h.4)	Administration Agreement between the Trust and IBT is incorporated herein by reference to Exhibit (h.1) to PEA No. 2.

(h.5)	Appendix A to the Administration Agreement between the Trust and IBT, as amended, is filed herein.

(h.6)	Amendment, dated May 21, 2002, to the Administration Agreement is incorporated herein by reference to PEA No. 45.

(h.7)	Amendment, dated January 1, 2006, to the Administration Agreement is incorporated herein by reference to PEA No. 45.

(h.8)	Transfer Agency and Service Agreement between the Trust and IBT is incorporated herein by reference to Exhibit (h.2) to PEA No. 2.

(h.9)	Appendix A to the Transfer Agency and Service Agreement between the Trust and IBT, as amended, is filed herein.

(h.10)	Amendment, dated May 21, 2002, to the Transfer Agency Agreement is incorporated herein by reference to PEA No. 45.

(h.11)	Amendment, dated August 18, 2004, to the Transfer Agency Agreement is incorporated herein by reference to PEA No. 45.

(h.12)	Amendment, dated January 1, 2006, to the Transfer Agency Agreement is incorporated herein by reference to PEA No. 45.

(h.13)	Sublicense Agreement between BGI and the Trust for iShares S&P Funds is incorporated herein by reference to Exhibit (h.31) to PEA No. 2.

(h.14)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares S&P Funds, as amended, is incorporated herein by reference to Exhibit (h.6) to Post-Effective Amendment No. 37, filed June 6, 2005 (“PEA No. 37”).

(h.15)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares S&P Funds, as amended, is incorporated herein by reference to PEA No. 53.

(h.16)	Sublicense Agreement between BGI and the Trust for iShares Dow Jones Funds is incorporated herein by reference to Exhibit (h.7) to PEA No. 37.

(h.17)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Dow Jones Funds is incorporated herein by reference to Exhibit (h.8) to Post-Effective Amendment No. 43, filed April 17, 2006 (Accession No. 0001193125-06-081002) (“PEA No. 43”).

(h.18)	Sublicense Agreement between BGI and the Trust for iShares Russell Funds is incorporated herein by reference to Exhibit (h.8) to PEA No. 37.

(h.19)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Russell Funds to be filed by amendment.

(h.20)	Sublicense Agreement between BGI and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Exhibit (h.9) to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.21)	Sublicense Agreement between BGI and the Trust for iShares Nasdaq Biotechnology Index Fund is incorporated herein by reference to Exhibit (h.10) to Post-Effective Amendment No. 13, filed July 31, 2001.

(h.22)	Sublicense Agreement between BGI and the Trust for iShares Goldman Sachs Funds is incorporated herein by reference to Exhibit (h.11) PEA No. 37.

(h.23)	Sublicense Agreement between BGI and the Trust for iShares Lehman Brothers 1-3 year Treasury Index Fund, iShares Lehman Brothers 7-10 year Treasury Index Fund, iShares Lehman Brothers 20+ year Treasury Index Fund, iShares Lehman Brothers Treasury Index Fund, iShares Lehman Brothers Government/Credit Index Fund and iShares U.S. Credit Index Fund is incorporated herein by reference to Exhibit (h.12) to PEA No. 16.

(h.24)	Sublicense Agreement between BGI and the Trust for iShares GS $ InvesTop Corporate Bond Fund is incorporated herein by reference to Exhibit (h.13) to PEA No. 16.

(h.25)	Sublicense Agreement between BGI and the Trust for iShares S&P ADR International Index Fund and KLD Nasdaq Social Index Fund to be filed by amendment.

(h.26)	Sublicense Agreement between BGI and the Trust for iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Exhibit (h.15) to PEA No. 37.

(h.27)	Sublicense Agreement between BGI and the Trust for iShares Dow Jones Transportation Average Index Fund and iShares Dow Jones Select Dividend Index Fund is incorporated herein by reference to Exhibit (h.17) to PEA No. 37.

(h.28)	Sublicense Agreement between BGI and the Trust for iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Exhibit (h.19) to PEA No. 37.

(h.29)	Sublicense Agreement between BGI and the Trust for iShares FTSE/Xinhua China 25 Index Fund is incorporated herein by reference to Exhibit (h.20) to PEA No. 37.

(h.30)	Sublicense Agreement between BGI and the Trust for iShares Morningstar Funds is incorporated herein by reference to Exhibit (h.21) to PEA No. 37.

(h.31)	Sublicense Agreement between BGI and the Trust for iShares KLD Select Social Index Fund is incorporated herein by reference to Exhibit (h.22) to PEA No. 37.

(h.32)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Lehman Brothers Funds is filed herein.

(h.33)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares MSCI EAFE Funds is incorporated herein by reference to Exhibit (h.22) to Post-Effective Amendment No. 40, filed August 24, 2005.

(i.1)	Legal Opinion and Consent of Willkie Farr & Gallagher LLP is filed herein.

(i.2)	Legal Opinion and Consent of Richard, Layton & Finger P.A. is filed herein.

(j)	Consent of PricewaterhouseCoopers, LLP is filed herein.

(k)	Not applicable.

(l.1)	Subscription Agreement between the Trust and SEI is incorporated herein by reference to PEA No. 2.

(l.2)	Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to PEA No. 2.

(l.3)	Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p.1)	iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 41, filed November 23, 2005.

(p.2)	BGI Code of Ethics is incorporated herein by reference to PEA No. 39.

(p.3)	Code of Ethics for SEI is incorporated herein by reference to PEA No. 45.

(q.1)	Powers of Attorney dated February 22, 2006 for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez and George G.C. Parker are incorporated herein by reference to PEA No. 43.

(q.2)	Power of Attorney dated February 25, 2006 for Charles A. Hurty is incorporated herein by reference to PEA No. 43.

(q.3)	Power of Attorney, dated August 25, 2006 for Lee T. Kranefuss is incorporated herein by reference to PEA No. 53.

Item 24. Persons Controlled By or Under Common Control with Registrant:

Percentage of Ownership
iShares Dow Jones U.S. Aerospace & Defense Index Fund
Merrill Lynch Safekeeping	25.97%
iShares Dow Jones U.S. Financial Services Index Fund
State Street Bank and Trust Company	47.31%
iShares Morningstar Mid Growth Index Fund
First Clearing, LLC	43.06%
iShares NYSE 100 Index Fund
First Clearing, LLC	84.54%
iShares Russell 1000 Index Fund
Charles Schwab & Co., Inc.	26.83%
iShares S&P Global 100 Index Fund
Mellon Trust of New England, National Association	25.86%

iShares S&P Global Consumer Discretionary Sector Index Fund
Goldman Sachs Execution & Clearing, L.P.	97.05%
iShares S&P Global Consumer Staples Sector Index Fund
Merrill Lynch, Pierce, Fenner & Smith Incorporated	74.64%
iShares S&P Global Industrials Sector Index Fund
Merrill Lynch Safekeeping	100.00%
iShares S&P Global Materials Sector Index Fund
Goldman Sachs Execution & Clearing, L.P.	81.90%
iShares S&P Global Utilities Sector Index Fund
Merrill Lynch Safekeeping	100.00%

Item 25. Indemnification:

The Trust is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust, (the “Declaration of Trust”), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the “Act”), and the Investment Company Act of 1940, as amended. The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; and

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith that the officers and trustees believed were in or not opposed to the best interests of the Trust.

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

The Administration Agreement provides that IBT shall indemnify and hold the Fund, its Board of Trustees, officers and employees and its agents harmless from and against any and all Claims to the extent any such Claim arises out of the negligent acts or omissions, bad faith, willful misconduct or material breach of the Administrative Agreement by IBT, its officers, directors or employees or any of its agents or subcustodians in connection with the activities undertaken pursuant to the Administrative Agreement, provided that IBT’s indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to IBT.

The Custodian Agreement provides that IBT shall indemnify and hold the Fund, its Board of Trustees, officers and employees and its agents harmless from and against any and all Claims to the extent any such Claim arises out of the negligent acts or omissions, bad faith, willful misconduct or material breach of the Custodian Agreement by IBT, its officers, directors or employees or any of its agents or subcustodians in connection with the activities undertaken pursuant to the Custodian Agreement, provided that IBT’s indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to IBT.

The Distribution Agreement provides that the SEI agrees to indemnify, defend and hold the Fund, its several officers and Board members, and any person who controls the Fund within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Fund, its officers or Board members, or any such controlling person, may incur under the 1933 Act, the 1940 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the

Fund, its officers or Board members, or such controlling person resulting from such claims or demands, (a) shall arise out of or be based upon any information, statements or representations made or provided SEI in any sales literature or advertisements, or any Disqualifying Conduct by SEI in connection with the offering and sale of any Shares, (b) shall arise out of or be based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by SEI to the Fund specifically for use in the Fund’s registration statement and used in the answers to any of the items of the registration statement or in the corresponding statements made in the prospectus or statement of additional information, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by SEI to the Fund and required to be stated in such answers or necessary to make such information not misleading, (c) arising out of SEI’s breach of any obligation, representation or warranty pursuant to this Agreement, or (d) SEI’s failure to comply in any material respect with applicable securities laws.

The Authorized Participant Agreement provides that the Participant agrees to indemnify and hold harmless the Fund and its respective subsidiaries, affiliates, directors, officers, employees and agents, and each person, if any, who controls such persons within the meaning of Section 15 of the 1933 Act (each an “Indemnified Party”) from and against any loss, liability, cost and expense (including attorneys’ fees) incurred by such Indemnified Party as a result of (i) any breach by the Participant of any provision of the Authorized Participant Agreement that relates to the Participant; (ii) any failure on the part of the Participant to perform any of its obligations set forth in the Authorized Participant Agreement; (iii) any failure by the Participant to comply with applicable laws, including rules and regulations of self-regulatory organizations; or (iv) actions of such Indemnified Party in reliance upon any instructions issued in accordance with Annex II, III or IV (as each may be amended from time to time) of the Authorized Participant Agreement reasonably believed by the distributor and/or the transfer agent to be genuine and to have been given by the Participant.

The Securities Lending Agency Agreement provides that BGI shall indemnify and hold harmless each client, Lender, its Board of Trustees and its agents and Barclays Global Fund Advisors from any and all loss, liability, costs, damages, actions, and claims (“Loss”) to the extent that any such Loss arises out of the material breach of this Agreement by or negligent acts or omissions or willful misconduct of BGI, its officers, directors or employees or any of its agents or subcustodians in connection with the securities lending activities undertaken pursuant to this Agreement, provided that BGI’s indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to BGI.

Insofar as indemnification for liabilities arising under the Act may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. (a) Business and Other Connections of the Investment Adviser:

The Trust is advised by BGFA, a wholly-owned subsidiary of BGI, 45 Fremont Street, San Francisco, CA 94105. BGFA’s business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position	Principal Business(es) During the Last Two Fiscal Years
Blake Grossman Chairman	Director and Chairman of the Board of Directors of BGFA and Chief Executive Officer and Director of BGI 45 Fremont Street, San Francisco, CA 94105

Frank Ryan Officer	Chief Financial Officer of BGFA and Chief Financial Officer and Cashier of BGI 45 Fremont Street, San Francisco, CA 94105

Rohit Bhagat Director	Director and Chief Operating Officer of BGFA and BGI 45 Fremont Street, San Francisco, CA 94105

Item 27. Principal Underwriters:

(i)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant’s distributor, SEI Investments Distribution Co. (“SEI”) acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Index Funds	July 10, 1985
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
HighMark Funds	February 15, 1997
Oak Associates Funds	February 27, 1998
CNI Charter Funds	April 1, 1999
iShares Inc.	January 28, 2000
JohnsonFamily Funds, Inc.	November 1, 2000
Causeway Capital Management Trust	September 20, 2001
The Japan Fund, Inc.	October 7, 2002
Barclays Global Investors Funds	March 31, 2003
The Arbitrage Funds	May 17, 2005
The Turner Funds	January 1, 2006
ProShares Trust	November 14, 2005

SEI provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	—
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Kevin Barr	President & Chief Executive Officer	—
Maxine Chou	Chief Financial Officer & Treasurer	—
Thomas Rodman	Chief Operations Officer	—
John Munch	General Counsel & Secretary	—
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
Mark J. Held	Senior Vice President	—
Lori L. White	Vice President & Assistant Secretary	—
Robert Silvestri	Vice President	—
John Coary	Vice President & Assistant Secretary	—
Michael Farrell	Vice President	—
Al DelPizzo	Vice President	—
Mark McManus	Vice President

Item 28. Location of Accounts and Records:

(a) The Trust maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, the “Records”) at the offices of IBT, 200 Clarendon Street, Boston, MA 02116.

(b) BGFA maintains all Records relating to its services as advisor at 45 Fremont Street, San Francisco, CA, 94105.

(c) SEI Investments Distribution Company maintains all Records relating to its services as distributor at One Freedom Valley Drive, Oaks, PA 19456.

(d) IBT maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 29. Management Services:

Not applicable.

Item 30. Undertakings:

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 67 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 5th day of January, 2007.

By:
Lee T. Kranefuss*
President

Date: January 5, 2007

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 67 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Trustee and President

Date: January 5, 2007

John E. Martinez*
Trustee

Date: January 5, 2007

George G. C. Parker*
Trustee

Date: January 5, 2007

Cecilia H. Herbert*
Trustee

Date: January 5, 2007

Charles A. Hurty*
Trustee

Date: January 5, 2007

John E. Kerrigan*
Trustee

Date: January 5, 2007

/s/ Michael Latham
Michael Latham
Treasurer

Date: January 5, 2007

*By:	/s/ Michael Latham
Michael Latham
Attorney in fact

Date: January 5, 2007

*	Power of Attorney, dated August 25, 2006, for Lee T. Kranefuss is incorporated herein by reference to Post-Effective Amendment No. 53. Powers of Attorney, dated February 22, 2006, for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez and George G.C. Parker are incorporated herein by reference to Post-Effective Amendment No. 43, filed April 17, 2006 (“PEA No. 43”). Power of Attorney, dated February 25, 2006, for Charles A. Hurty is incorporated herein by reference to PEA No. 43.

Exhibit Index

(d.2)	Schedule A to the Investment Advisory Agreement between the Trust and BGFA, as amended.

(e.2)	Exhibit A to the Distribution Agreement between the Trust and SEI, as amended.

(g.5)	Appendix A to the Custodian Agreement between the Trust and IBT, as amended.

(h.2)	Appendix A to Securities Lending Agency Agreement between BGI and the Trust.

(h.5)	Appendix A to the Administration Agreement between the Trust and IBT, as amended.

(h.9)	Appendix A to the Transfer Agency and Service Agreement between the Trust and IBT, as amended.

(h.32)	Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Lehman Brothers Funds.

(i.1)	Legal Opinion and Consent of Willkie Farr & Gallagher LLP.

(i.2)	Legal Opinion and Consent of Richard, Layton & Finger P.A.

(j)	Consent of PricewaterhouseCoopers LLP.